Convertible Promissory Notes: Convertible Debt (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Details
Convertible Promissory Notes Issued During the Year					$ 1,368,978
Discount at Issuance due to Embedded Derivatives					(479,479)
Cash Issuance Costs					(79,829)
Fair Value of Warrants at Issuance	$ 5,594	$ 14,627			(85,767)
Accretion Expense for the Year					59,875
Convertible Promissory Notes Issued During the Year					783,778
Accreted value of Convertible Promissory Notes					$ 783,778
Face Value Convertible Promissory Note Issued			$ 175,000	$ 700,000
Discount Recognized due to Embedded Derivatives			(74,855)	(236,444)
Accretion Expense			73,572	120,531
Accreted Value of Convertible Notes			$ 957,495	$ 1,541,582